18. Pro Forma Financials for Acquisition of Canterbury, Hygeia, Paloma and VasculoMedics (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 0	$ 0	$ 71,667	$ 374,542
Cost of revenues	0	0	0	235,803
Gross margin	0	0	71,667	138,739
Operating expenses
General and administrative	611,845	624,674	2,008,118	4,570,161
Warrants, options and stock compensation	149,885	1,316,148	4,228,317	3,643,662
Legal and professional services	131,686	143,103	1,071,392	2,128,898
Depreciation and amortization	478,104	8,687	675,757	164,043
Total operating expenses	1,371,520	2,092,612	12,988,997	11,930,608
Loss from operations	(1,371,520)	(2,092,612)	(12,917,330)	(11,791,869)
Other (income)/expenses
Loss on adjustments to fair value of derivative liability	0	236,850	(8,980,077)	(6,907,748)
Other income	(49,639)	(2,564)	(71,631)	379,188
Interest expense	58,294	22,971	228,294	167,894
Total other expenses	8,655	257,257	(10,459,381)	(4,942,054)
Net loss from continuing operations	(1,380,175)	(2,349,869)
Net loss from discontinued operations	0	(126,911)
Net loss	(1,380,175)	(2,476,780)	(2,457,949)	(6,849,815)
Basic and diluted loss per share	$ (0.23)	$ (2.91)	$ (1.00)	$ (8.16)
Fully-diluted weighted average shares outstanding	5,934,474	1,207,534	2,646,603	1,121,987
RestorGenex
Revenues
Cost of revenues
Gross margin
Operating expenses
General and administrative	611,845	624,674
Warrants, options and stock compensation	149,885	1,316,148
Legal and professional services	131,686	143,103
Depreciation and amortization	478,104	8,687
Total operating expenses	1,371,520	2,092,612
Loss from operations	(1,371,520)	(2,092,612)
Other (income)/expenses
Loss on adjustments to fair value of derivative liability		236,850
Other income	(49,639)	(2,564)
Interest expense	58,294	22,971
Total other expenses	8,655	257,257
Net loss from continuing operations	(1,380,175)	(2,349,869)
Net loss from discontinued operations		(126,911)
Net loss	(1,380,175)	(2,476,780)
Basic and diluted loss per share	$ (0.23)	$ (2.77)
Basic weighted average shares outstanding	5,934,474	892,534
Fully-diluted weighted average shares outstanding		1,207,534
Paloma
Revenues
Cost of revenues
Gross margin
Operating expenses
General and administrative	102,153	47,880
Legal and professional services	1,725	17,254
Depreciation and amortization	634
Total operating expenses	104,512	65,134
Loss from operations	(104,512)	(65,134)
Other (income)/expenses
Other income	(25,397)	(63,910)
Interest expense	29,925	20,781
Total other expenses	4,528	(43,129)
Net loss from continuing operations	(109,040)	(22,005)
Net loss from discontinued operations
Net loss	(109,040)	(22,005)
Basic and diluted loss per share
Basic weighted average shares outstanding	2,500,000	2,500,000
Fully-diluted weighted average shares outstanding		2,500,000
VasculoMedics
Revenues
Cost of revenues
Gross margin
Operating expenses
General and administrative
Warrants, options and stock compensation
Legal and professional services
Depreciation and amortization
Total operating expenses
Loss from operations
Other (income)/expenses
Other income
Interest expense
Total other expenses
Net loss from continuing operations
Net loss from discontinued operations
Net loss
Basic and diluted loss per share
Basic weighted average shares outstanding	220,000	220,000
Fully-diluted weighted average shares outstanding		220,000
Pro Forma Adjustments
Revenues
Cost of revenues
Gross margin
Operating expenses
General and administrative	81,250	848,732
Warrants, options and stock compensation
Legal and professional services
Depreciation and amortization	27,755	687,713
Total operating expenses	109,005	1,536,445
Loss from operations	(109,005)	(1,536,445)
Other (income)/expenses
Other income
Interest expense
Total other expenses
Net loss from continuing operations	(109,005)	(1,536,445)
Net loss from discontinued operations
Net loss	(109,005)	(1,536,445)
Basic and diluted loss per share
Basic weighted average shares outstanding
Fully-diluted weighted average shares outstanding
Pro Forma Combined
Revenues		46,155
Cost of revenues		54,765
Gross margin		(8,610)
Operating expenses
General and administrative	795,248	1,552,617
Warrants, options and stock compensation	149,885	1,316,148
Legal and professional services	133,411	185,792
Depreciation and amortization	506,493	700,612
Total operating expenses	1,585,037	3,755,169
Loss from operations	(1,585,037)	(3,763,779)
Other (income)/expenses
Loss on adjustments to fair value of derivative liability		236,850
Other income	(75,036)	(66,474)
Interest expense	88,219	46,110
Total other expenses	13,183	(216,486)
Net loss from continuing operations	(1,598,220)	(3,980,265)
Net loss from discontinued operations		(126,911)
Net loss	(1,598,220)	(4,107,176)
Basic and diluted loss per share	$ (0.18)	$ (0.86)
Basic weighted average shares outstanding	8,654,474	4,762,650
Fully-diluted weighted average shares outstanding		5,077,650
Canterbury
Revenues		46,155
Cost of revenues		54,765
Gross margin		(8,610)
Operating expenses
General and administrative		31,331
Warrants, options and stock compensation
Legal and professional services		25,435
Depreciation and amortization		4,212
Total operating expenses		60,978
Loss from operations		(69,588)
Other (income)/expenses
Other income
Interest expense		2,358
Total other expenses		2,358
Net loss from continuing operations		(71,946)
Net loss from discontinued operations
Net loss		(71,946)
Basic and diluted loss per share
Basic weighted average shares outstanding		1,150,116
Fully-diluted weighted average shares outstanding		1,150,116
Hygeia
Revenues
Cost of revenues
Gross margin
Operating expenses
General and administrative
Warrants, options and stock compensation
Legal and professional services
Depreciation and amortization
Total operating expenses
Loss from operations
Other (income)/expenses
Other income
Total other expenses
Net loss from continuing operations
Net loss from discontinued operations
Net loss
Basic and diluted loss per share
Basic weighted average shares outstanding
Fully-diluted weighted average shares outstanding